Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

Supplement dated September 20, 2012
to the

BAIRD FUNDS, INC.
Prospectus dated May 1, 2012

This supplement amends the Prospectus dated May 1, 2012.

Effective immediately, the Investor Class shares (trading symbol: BSBSX) of the Baird Short-Term Bond Fund (the “Short-Term Bond Fund”) are available for purchase through a separate prospectus and statement of additional information.  Any references in the Prospectus to the effect that the Short-Term Bond Fund only offers Institutional Class Shares are hereby removed.

Please retain this supplement with your Prospectus.

Supplement dated September 20, 2012
to the

BAIRD FUNDS, INC.
Statement of Additional Information (“SAI”)
dated May 1, 2012

This supplement amends the SAI dated May 1, 2012.

Effective immediately, the Investor Class shares (trading symbol: BSBSX) of the Baird Short-Term Bond Fund (the “Short-Term Bond Fund”) are available for purchase through a separate prospectus and statement of additional information.  Any references in the SAI to the effect that the Short-Term Bond Fund only offers Institutional Class Shares are hereby removed.

Please retain this supplement with your SAI.